General	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
General

1.      General:

Atlas Corp. (the “Company” or “Atlas”) owns, leases and operates a fleet of containerships and power generation assets through its containership leasing and mobile power generation segments, respectively. It is a Republic of the Marshall Islands corporation incorporated on October 1, 2019 for the purpose of facilitating the Reorganization (as defined below).

On November 20, 2019, Seaspan Corporation (“Seaspan”) entered into an Agreement and Plan of Merger with the Company, then a wholly owned subsidiary of Seaspan, and Seaspan Holdco V Ltd., a wholly owned subsidiary of Atlas, in order to implement a reorganization of Seaspan’s corporate structure into a holding company structure, pursuant to which Seaspan would become a direct, wholly owned subsidiary of Atlas (the “Reorganization”).

On February 27, 2020, the Reorganization was completed. Common and preferred shareholders of Seaspan (the predecessor publicly held parent company) became common and preferred shareholders of Atlas, as applicable, on a one-for-one basis, maintaining the same number of shares and ownership percentage held in Seaspan immediately prior to the Reorganization.  Atlas assumed all of Seaspan’s share purchase warrants and equity plans and will perform all relevant obligations.

Atlas common shares trade on the New York Stock Exchange under the ticker symbol “ATCO”.

On February 28, 2020, after the Reorganization, Atlas completed the acquisition of all the issued and outstanding common shares of Apple Bidco Limited, which owns 100% of APR Energy Limited (collectively “APR Energy”) (see note 3).

The outbreak of COVID-19, which was declared a pandemic by the World Health Organization, has had a negative effect on the global economy and has adversely impacted the industries that Atlas operates in. In the containership industry, there were significant improvements in charter rates and reductions in idle capacity in the latter half of the year, signaling recovery. In the power generation industry, while COVID-19 continues to impact developing countries, which reduces general power demand in some areas, it has not materially impacted the Company's ability to execute contracts in the peaking power and emergency power segments of the market in which the it operates. However, the situation continues to evolve and the impact of the pandemic on both industries remain unpredictable. As a result, this increases the uncertainties and the degree of judgment associated with many of the Company’s estimates and assumptions. As events develop and additional information becomes available, the Company’s estimates may change in future periods.